EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended April 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-Apr-13	15-Apr-13	15-May-13	Floating Allocation Percentage at Month-End	70.93%
To	30-Apr-13	15-May-13
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$83,936,585.83		Beginning	-

Total Collateral	$398,411,585.83		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	159.36%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.198700%
Beginning Gross Principal Pool Balance	$5,056,952,166.31		Applicable Margin	0.350000%
Total Principal Collections	$(1,976,190,294.84)			0.548700%
Investment in New Receivables	$1,508,828,161.54
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,570,037.60)		Interest	114,312.50	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(483,769,158.66)
Less Servicing Adjustment	$(4,366,208.88)		Total Due Investors	114,312.50	0.548700%
Ending Balance	$4,098,884,627.87		Servicing Fee	$262,062.50
			Excess Cash Flow	365,630.99
SAP for Next Period	9.72%

Average Receivable Balance	$4,329,116,805.69
Monthly Payment Rate	45.65%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,762,450.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,762,450.94